Trading liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Trading liabilities [Abstrct]
Trading liabilities

Trading liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
Securities sold:
Equity	~~W~~	581,625	495,019
Debt		815,383	871,884
Others		93,757	47,001

		1,490,765	1,413,904
Gold deposits		485,995	434,586

	~~W~~	1,976,760	1,848,490